Results for the year - Range of exercise (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments	Nov. 30, 2017 DKK (kr)	Nov. 30, 2017 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | kr				kr 0.01
Outstanding equity awards | EquityInstruments	14,191	46,895	42,545
Dividend yield (%)	0	0	0
Average fair value per option or warrant granted ($)	$ 10.90	$ 1.18	$ 1.31
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.0016	$ 0.06	$ 0.06		$ 0.0016
Expected volatility (%)	64	73	69
Risk-free interest rate (%)	(0.7)	(1.2)	(0.1)
Expected life of the equity award (years)	6 months	4 years	3 years 6 months
Share price	$ 2.04	$ 1.64	$ 1.81
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 6.92	$ 2.20	$ 3.69		$ 14.13
Expected volatility (%)	79	79	76
Risk-free interest rate (%)	2.1	1.8	1.7
Expected life of the equity award (years)	7 years	5 years	5 years
Share price	$ 2.74	$ 2.20	$ 3.90
$0.0016 to $0.12
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	7,625	17,878	20,069
$0.0016 to $0.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.0016
$0.0016 to $0.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	0.12
$0.75 to $0.95
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments		2,139	2,139
$0.75 to $0.95 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	0.75
$0.75 to $0.95 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.95
$1.26 to $1.80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	179	4,635
$1.26 to $1.80 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.26
$1.26 to $1.80 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 1.80
$2.09 to $2.83
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	2,618	13,037	11,037
$2.09 to $2.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 2.09
$2.09 to $2.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 2.83
$3.05 to $3.77
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	674	6,708	6,802
$3.05 to $3.77 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.05
$3.05 to $3.77 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3.77
$4.51 to $6.92
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding equity awards | EquityInstruments	597
$4.51 to $6.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 4.51
$4.51 to $6.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	6.92
$14.13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 14.13
Outstanding equity awards | EquityInstruments	2,498	2,498	2,498